INCOME TAXES (Details)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income tax
Effective income tax rate (as a percent)	15.00%	11.00%
HiSoft Wuxi
Income tax
Tax rate after exemption period had passed (as a percent)	12.50%